CONTINGENCIES (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011	Aug. 31, 2013
Contingencies Details Narrative
Rent expense operating leases	$ 277,837	$ 789,672	$ 906,151
Litigation amount				$ 2,249,686